RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus for Market Vectors ChinaAMC A-Share ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 19, 2014 (Accession No. 0000930413-14-004880), which is incorporated herein by reference.